Derivative financial liability – current	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Financial Liability Current
Derivative financial liability – current

7.	Derivative financial liability – current

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
At 1 January	85	553
Warrants issued	665	-
Gain recognised in finance income within the consolidated statement of comprehensive income	(386)	(468)
	364	85

Equity settled derivative financial liability is a liability that is not to be settled for cash.

During the period the following warrants were exercised:

No warrants recognised as equity settled derivatives were exercised in 2023 or 2022.

The Company issues warrants in the ADSs of the Company as part of registered direct offerings and private placements in the US. The number of ADSs to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Black-Scholes model in 2023, in previous periods the Monte Carlo model was used. The change in methodology is as result of the Company de-listing from AIM in 2023 and no longer needing to consider foreign exchange movements in fair value calculation. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. A key input in the valuation of the instrument is the Company share price.

Details of the warrants are as follows:

The below ADS numbers reflect the ADS ratio change effected on 5 July 2023.

May 2023 warrants

In June 2023 the Company issued 276,689 Series D ADS warrants as part of a registered direct offering and private placement that occurred in May 2023 in the US after securing shareholder approval. The exercise price per ADS was $16.00.

May 2020 warrants

In May 2020 the Company issued 838 ADS warrants as part of a registered direct offering in the US.

October 2019 warrants

In October 2019 the Company issued 392 ADS warrants as part of a registered direct offering in the US.

May 2020 and October 2019 warrant re-price

On 13 December 2022 the Company entered into a Securities Purchase Agreement with Armistice Capital Master Fund Ltd (‘Armistice’) to re-price previously issued ADS warrants issued to Armistice to $320 per ADS. The impact of the re-pricing is shown in the table below: The warrant exercise price per ADS for the remaining warrants remains unchanged as follows: October 2019 warrants at $10,000 per ADS; May 2020 warrants at $3,280 and $3,300 per ADS.

	ADS Warrants Number*	Original price per ADS*	New price per ADS	Equivalent Ordinary Shares (400 ordinary shares per ADS) Number
October 2019 warrants	375	$10,000	$320	150,000
May 2020 warrants	406	$3,280	$320	162,400

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the outstanding options is $1,903.40.

The following table details the outstanding warrants and options recognised as equity settled derivative financial liabilities as at 30 June 2023, 31 December 2022 and also the movement in the period:

	At 1 January 2022	Lapsed	At 31 December 2022	Granted	Lapsed	Exercised	At 30 June 2023
ADSs
May 2023 grant ‘D’ warrants	–	–	–	276,689	–	–	276,689
May 2020 grant	838	–	838	–	–	–	838
October 2019 grant	392	–	392	–	–	–	392

Ordinary Shares
DARA Warrants	204	(204)	–	–	–	–	–
DARA Options	138	–	138		(4)	–	134

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined.

Financial liabilities	Fair value as at 30 June 2023	Fair value as at 31 December 2022	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – June 2023	£364,000	-	Level 3	2023 - Black-Scholes Model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life of 4.98 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.13% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – May 2020 Warrants	–	£48,000	Level 3	2023 – Black- Scholes Model 2022 - Monte Carlo simulation model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 2.38 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 Warrants	–	£37,000	Level 3	2023 – Black- Scholes Model 2022 - Monte Carlo simulation model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 2.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.87% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£364,000	£85,000

Changing the unobservable risk-free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2022: nil).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to warrants issued in June 2023, May 2020 and October 2019 as part of Private Placements and Registered Direct offerings.

Derivative financial liability – current

19	Derivative financial liability – current

	2022 £’000	2021 £’000	2020 £’000
Equity settled derivative financial liability
At 1 January	553	1,559	664
Warrants issued	–	–	997
Transfer to share premium on exercise of warrants	–	(70)	(499)
(Gain)/loss recognised in finance (income)/expense within the consolidated statement of comprehensive income	(468)	(936)	397
At 31 December	85	553	1,559

Equity settled derivative financial liability is a liability that is not to be settled for cash.

May 2020 warrants

In May 2020 the Company issued 477,255 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Monte Carlo model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 20. A key input in the valuation of the instrument is the Company share price.

October 2019 warrants

In October 2019 the Company issued 157,495 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those issued in May 2020. The financial liability is valued using the Monte Carlo model.

Warrant re-price

On 13 December 2022 the Company entered into a Securities Purchase Agreement with Armistice Capital Master Fund Ltd (‘Armistice’) to re-price previously issued ADR warrants issued to Armistice to $4 per ADR. The impact of the re-pricing is shown in the table below: The warrant exercise price per ADR for the remaining warrants remains unchanged as follows: October 2019 warrants at $125.00 per ADR; May 2020 warrants at $41.00 and $41.25 per ADR.

	ADR Warrants			Equivalent Ordinary Shares (25 ordinary shares per ADR)
	Number*	Original Price per ADS*	New Price per ADR	Number
October 2019 ADR warrants	30,000	$125.00	$4.00	150,000
May 2020 ADR warrants	32,550	$41.00	$4.00	162,750

Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 2 March 2020, the ratio change of ADR’s to ordinary shares on 26 September 2022 and the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 24 March 2023.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the warrants and options is $61.03 and $95.17 respectively. During 2022 all remaining warrants expired.

The following table details the outstanding warrants over ordinary shares as at 31 December and also the movement in the year:

	At 1 January 2020	Granted	Exercised	At 31 December 2020	Lapsed	Exercised	At 31 December 2021	Lapsed	At 31 December 2022
May 2020 grant	–	477,255	(125,000)	352,255	–	(15,340)	336,915	–	336,915
October 19 grant	157,495	–	–	157,495	–	–	157,495	–	157,495
DARA Warrants	231	–	–	231	(27)	–	204	(204)	–
DARA Options	138	–	–	138	–	–	138	–	138

Number of warrants have been adjusted to reflect the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 2 March 2020, the ratio change of ADR’s to ordinary shares on 26 September 2022 and the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 24 March 2023.